Apr. 07, 2017

GOLDMAN SACHS TRUST

Supplement dated April 7, 2017

to the current Prospectuses and Summary Prospectuses for each applicable Goldman Sachs Fund that has Class A Shares and/or Class C Shares,

as listed on Exhibit A (each, a “Fund” and, collectively, the “Funds”)

Goldman Sachs Trust, on behalf of the Funds, has established certain sales charge waivers and discounts applicable to investors who purchase Class A and Class C Shares of the Funds. Investors who purchase or redeem shares of the Funds through certain intermediaries that have a relationship with Goldman, Sachs & Co., including banks, trust companies, brokers, registered investment advisers and other financial institutions (“Intermediaries”) may also be eligible for different or additional sales charge waivers and discounts, as implemented by an Intermediary.

Effective April 10, 2017, each Fund’s Prospectus and Summary Prospectus are revised as follows:

1.  The following sentence is added as the last sentence of the paragraph in “Fees and Expenses of the Portfolio” in the Summary Prospectus and “Summary—Fees and Expenses of the Portfolio” in the Prospectus:

In addition, please see the Appendix to the Prospectus titled “Additional Information About Sales Charge Variations, Waivers and Discounts.”

Exhibit A

Goldman Sachs Absolute Return Multi-Asset Fund
Goldman Sachs Absolute Return Tracker Fund
Goldman Sachs Asia Equity Fund
Goldman Sachs Balanced Strategy Portfolio
Goldman Sachs Bond Fund
Goldman Sachs Capital Growth Fund
Goldman Sachs Commodity Strategy Fund
Goldman Sachs Concentrated Growth Fund
Goldman Sachs Core Fixed Income Fund
Goldman Sachs Dynamic Allocation Fund
Goldman Sachs Dynamic Emerging Markets Debt Fund
Goldman Sachs Dynamic Municipal Income Fund
Goldman Sachs Dynamic U.S. Equity Fund
Goldman Sachs Emerging Markets Debt Fund
Goldman Sachs Emerging Markets Equity Fund
Goldman Sachs Emerging Markets Equity Insights Fund
Goldman Sachs Enhanced Dividend Global Equity Portfolio
Goldman Sachs Enhanced Income Fund
Goldman Sachs Equity Growth Strategy Portfolio
Goldman Sachs Financial Square Government Fund
Goldman Sachs Fixed Income Macro Strategies Fund
Goldman Sachs Flexible Cap Growth Fund
Goldman Sachs Focused Growth Fund
Goldman Sachs Focused International Equity Fund
Goldman Sachs Focused Value Fund
Goldman Sachs Global Income Fund
Goldman Sachs Global Infrastructure Fund
Goldman Sachs Global Real Estate Securities Fund
Goldman Sachs Government Income Fund
Goldman Sachs Growth and Income Fund
Goldman Sachs Growth and Income Strategy Portfolio
Goldman Sachs Growth Opportunities Fund

Goldman Sachs Growth Strategy Portfolio
Goldman Sachs High Quality Floating Rate Fund
Goldman Sachs High Yield Floating Rate Fund
Goldman Sachs High Yield Fund
Goldman Sachs High Yield Municipal Fund
Goldman Sachs Income Builder Fund
Goldman Sachs Inflation Protected Securities Fund
Goldman Sachs International Equity Dividend and Premium Fund
Goldman Sachs International Equity Insights Fund
Goldman Sachs International Real Estate Securities Fund
Goldman Sachs International Small Cap Insights Fund
Goldman Sachs International Tax-Managed Equity Fund
Goldman Sachs Investment Grade Credit Fund
Goldman Sachs Investor Money Market Fund
Goldman Sachs Investor Tax-Exempt Money Market Fund
Goldman Sachs Large Cap Growth Insights Fund
Goldman Sachs Large Cap Value Fund
Goldman Sachs Large Cap Value Insights Fund
Goldman Sachs Local Emerging Markets Debt Fund
Goldman Sachs Long Short Credit Strategies Fund
Goldman Sachs Long Short Fund
Goldman Sachs Managed Futures Strategy Fund
Goldman Sachs Mid Cap Value Fund
Goldman Sachs MLP Energy Infrastructure Fund
Goldman Sachs N-11 Equity Fund
Goldman Sachs Real Estate Securities Fund
Goldman Sachs Rising Dividend Growth Fund
Goldman Sachs Satellite Strategies Portfolio
Goldman Sachs Short Duration Government Fund
Goldman Sachs Short Duration Income Fund
Goldman Sachs Short Duration Tax-Free Fund
Goldman Sachs Short-Term Conservative Income Fund
Goldman Sachs Small Cap Equity Insights Fund

Goldman Sachs Small Cap Growth Insights Fund
Goldman Sachs Small Cap Value Fund
Goldman Sachs Small Cap Value Insights Fund
Goldman Sachs Small/Mid Cap Growth Fund
Goldman Sachs Small/Mid Cap Value Fund
Goldman Sachs Strategic Growth Fund
Goldman Sachs Strategic Income Fund
Goldman Sachs Strategic International Equity Fund
Goldman Sachs Tax-Advantaged Global Equity Portfolio
Goldman Sachs Technology Opportunities Fund
Goldman Sachs U.S. Equity Dividend and Premium Fund
Goldman Sachs U.S. Equity Insights Fund
Goldman Sachs U.S. Mortgages Fund
Goldman Sachs U.S. Tax-Managed Equity Fund